Performance Management - BNY Mellon Short Term Income Fund	Jul. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class D shares from year to year. The table compares the average annual total returns of the fund's shares to those of the ICE BofA 1-5 Year U.S. Corporate/Government Index, an index reflecting the market segments in which the fund invests, and the Bloomberg U.S. Aggregate Bond Index, a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses. More recent performance information may be available at www.bny.com/investments.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Additional Market Index [Text]	The table compares the average annual total returns of the fund's shares to those of the ICE BofA 1-5 Year U.S. Corporate/Government Index, an index reflecting the market segments in which the fund invests, and the Bloomberg U.S. Aggregate Bond Index, a broad measure of market performance.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter 2020, Q2: 5.19 Worst Quarter 2022, Q1: (3.23) The year-to-date total return of the fund's Class D shares as of September 30, 2025 was 4.80%.
Performance Table Narrative

After-tax performance is shown only for Class D shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.

Prior to May 6, 2022, the fund offered Class P shares, which, as of such date, were converted into Class D shares. Consequently, no performance for Class P shares is shown in the prospectus.

For the fund's Class A, I and Y shares, periods prior to the inception date reflect the performance of the fund's Class D shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses of Class A, I or Y shares; if these expenses had been reflected, the performance shown for Class A shares would have been lower. The performance figures for Class A shares have been adjusted to reflect the front-end sales load applicable to Class A shares. Each share class is invested in the same portfolio of securities, and the annual returns would have differed only to the extent that the classes have different expenses.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.
Performance [Table]
Average Annual Total Returns - BNY Mellon Short Term Income Fund		12 Months Ended	32 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Indexreflects no deductions for fees, expenses or taxes | Average Annual Return, Percent		1.25%		(0.33%)	1.35%
ICE BofA 1-5 Year U.S. Corporate/Government Index reflects no deductions for fees, expenses or taxes | Average Annual Return, Label [Optional Text]	ICE BofA 1-5 Year U.S. Corporate/Government Index
ICE BofA 1-5 Year U.S. Corporate/Government Index reflects no deductions for fees, expenses or taxes | Average Annual Return, Percent		3.91%		1.33%	1.70%
A | Average Annual Return, Label [Optional Text]	returns before taxes
A | Average Annual Return, Percent		2.32%		1.28%	1.29%
A | Performance Inception Date			May 06, 2022
D | Average Annual Return, Label [Optional Text]	returns before taxes
D | Average Annual Return, Percent		4.92%		1.88%	1.59%
D | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	returns after taxes on distributions
D | After Taxes on Distributions | Average Annual Return, Percent		3.10%		0.72%	0.59%
D | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	returns after taxes on distributions and sale of fund shares
D | After Taxes on Distributions and Sales | Average Annual Return, Percent		2.89%		0.94%	0.78%
I | Average Annual Return, Label [Optional Text]	returns before taxes
I | Average Annual Return, Percent		5.24%		2.01%	1.66%
I | Performance Inception Date			May 06, 2022
Y | Average Annual Return, Label [Optional Text]	returns before taxes
Y | Average Annual Return, Percent		5.13%		1.99%	1.65%
Y | Performance Inception Date			May 06, 2022

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (as of 12/31/24)
Performance Table One Class of after Tax Shown [Text]	After-tax performance is shown only for Class D shares. After-tax performance of the fund's other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses or taxes
Performance Availability Website Address [Text]	www.bny.com/investments
D
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year-to-date total return of the fund's Class D shares as of
Bar Chart, Year to Date Return	4.80%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	5.19%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(3.23%)
Lowest Quarterly Return, Date	Mar. 31, 2022